Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Interest	$ 22	$ 19	$ 18	$ 17	$ 14	$ 11	$ 11	$ 9	$ 8	$ 31	$ 36	$ 38	$ 39	$ 44	$ 31	$ 68	$ 39	$ 144
Income (loss) before income taxes	69	45	71	74	50	15	(38)	38	(118)	(248)	14	61	23	129	124	240	(103)	(149)
Benefit for income taxes	(22)	(12)	(24)	(28)	(18)	(4)	10	(12)	40	410	0	6	0	(43)	(46)	(82)	34	416
Net income (loss)	47			46		11	(28)	26	(78)	162	14	67	23	86	78	158	(69)	267
Preferred stock dividend/accretion						0	0	0	(1)	(2)	(1)	(1)	(1)			0	(1)	(6)
Net income (loss) from continuing operations		$ 33	$ 47	46	$ 32	$ 11	$ (28)	$ 26	$ (79)	$ 160	$ 13	$ 66	$ 22
Other comprehensive (loss) income	(8)			(16)										(21)	0	(6)	13	(3)
Comprehensive income (loss)	$ 39			$ 30										$ 65	$ 78	152	(56)	264
Parent Company
Income Statement [Abstract]
Interest																7	7	7
General and administrative																13	5	9
Total																20	12	16
Loss before undistributed loss of subsidiaries																(20)	(12)	(16)
Income (loss) equity in undistributed of subsidiaries																172	(63)	247
Income (loss) before income taxes																152	(75)	231
Benefit for income taxes																6	6	36
Net income (loss)																158	(69)	267
Preferred stock dividend/accretion																0	(1)	(6)
Net income (loss) from continuing operations																158	(70)	261
Other comprehensive (loss) income																(6)	13	(3)
Comprehensive income (loss)																$ 152	$ (57)	$ 258